Basis of Preparation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lilium N.V.
Disclosure Of Description Of Business And Basis Of Preparation Of Consolidated Financial Statements [line items]
Proportion of interest in subsidiary	100.00%
Lilium GmbH
Disclosure Of Description Of Business And Basis Of Preparation Of Consolidated Financial Statements [line items]
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Schweiz GmbH
Disclosure Of Description Of Business And Basis Of Preparation Of Consolidated Financial Statements [line items]
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Aviation UK Ltd.
Disclosure Of Description Of Business And Basis Of Preparation Of Consolidated Financial Statements [line items]
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Aviation Inc.
Disclosure Of Description Of Business And Basis Of Preparation Of Consolidated Financial Statements [line items]
Proportion of interest in subsidiary	100.00%	100.00%
Lilium eAircraft GmbH
Disclosure Of Description Of Business And Basis Of Preparation Of Consolidated Financial Statements [line items]
Proportion of interest in subsidiary	100.00%	100.00%
Stichting JSOP
Disclosure Of Description Of Business And Basis Of Preparation Of Consolidated Financial Statements [line items]
Proportion of interest in subsidiary	0.00%